November 20, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Aberdeen Funds

Post-Effective Amendment No. 96

Securities Act File No. 333-146680

Investment Company Act File No. 811-22132

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), on behalf of Aberdeen Funds (the “Trust”), the undersigned hereby certifies that:

(1)         the forms of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act for the Aberdeen Global Absolute Return Strategies Fund (formerly, Aberdeen Global Unconstrained Fixed Income Fund) (the “Fund”), a series of the Trust, would not have differed from those contained in Post-Effective Amendment No. 96 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) for the Fund; and

(2)         the text of the Amendment was filed electronically with the Securities and Exchange Commission on November 15, 2019 and became effective on November 15, 2019.

If you have any questions regarding this certification, please contact me at 215-405-5724.

Sincerely,

/s/ Katherine Corey
Katherine Corey

cc:                Lucia Sitar, Aberdeen Standard Investments Inc.

Margery Neale, Willkie Farr & Gallagher LLP

Elliot Gluck, Willkie Farr & Gallagher LLP

Aberdeen Standard Investments Inc.

1900 Market Street, Suite 200, Philadelphia PA 19103

Telephone: (215) 405-5700

Aberdeen Standard Investments Inc. is an Investment Adviser registered with the US Securities and Exchange Commission under the Investment Advisers Act of 1940.  Aberdeen Standard Investments is a brand of the investment businesses of Aberdeen Asset Management and Standard Life Investments.